Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)						2 Months Ended	3 Months Ended			12 Months Ended		46 Months Ended
	Jun. 15, 2023	Jun. 06, 2022	May 26, 2022	Feb. 25, 2022	Feb. 14, 2022	Dec. 13, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total proceeds								$ 442,500		$ 442,500	$ 2,694,100
Interest expense							$ 598	$ 88,485		260,520	846,536
Total proceeds										$ 6,226,000	10,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense											$ 1,028,509
Nonrelated Party [Member] | First Quarter of 2023 Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Total proceeds									$ 442,500
Bearing interest rate									8.00%
Maturity date									Jun. 30, 2023
Underwriting commitments, description									the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000).
Conversion price									$ 4.125
Proceeds from public offering									$ 5,000,000
Interest rate									18.00%
Principal amount	$ 442,500
Interest expense	$ 9,801
Converted into shares of common stock	109,655
Nonrelated Party [Member] | 2022 Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Total proceeds						$ 645,600
Bearing interest rate						8.00%
Maturity date						Jun. 30, 2023
Underwriting commitments, description						the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000).
Conversion price						$ 4.125
Proceeds from public offering						$ 5,000,000
Interest rate						18.00%
Principal amount	$ 645,600
Interest expense	$ 27,925
Converted into shares of common stock	163,284
Nonrelated Party [Member] | Fluffco Convertible Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date		Nov. 30, 2022
Conversion price		$ 4.125
Proceeds from public offering		$ 5,000,000
Interest rate		8.00%
Principal amount	$ 200,000	$ 200,000
Interest expense	$ 15,737
Converted into shares of common stock	52,300
Warrant term		5 years
Warrants to purchase shares		8,485
Warrant exercisable exercise price		$ 6.50
Aggregate purchase price		$ 186,000
Interest rate		18.00%
Total proceeds		$ 10,000,000
Warrants outstanding		8,485
Net proceeds after deductions of debt discounts		186,000
Legal fees		$ 14,000
Nonrelated Party [Member] | Fluffco Convertible Note [Member] | Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Call option value		35
Nonrelated Party [Member] | Fluffco Convertible Note [Member] | Measurement Input, Option Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Call option value		0.2679
Nonrelated Party [Member] | Foss Convertible Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date			Nov. 30, 2022
Conversion price			$ 4.125
Proceeds from public offering			$ 5,000,000
Interest rate			8.00%
Principal amount	$ 1,250,000		$ 1,250,000
Interest expense	$ 99,726
Converted into shares of common stock	327,207
Warrant term			5 years
Warrants to purchase shares			45,833
Warrant exercisable exercise price			$ 6.50
Aggregate purchase price			$ 1,162,500
Interest rate			18.00%
Total proceeds			$ 10,000,000
Warrants outstanding			45,833
Net proceeds after deductions of debt discounts			1,162,500
Legal fees			$ 87,500
Nonrelated Party [Member] | Foss Convertible Note [Member] | Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Call option value			34
Nonrelated Party [Member] | Foss Convertible Note [Member] | Measurement Input, Option Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Call option value			0.2570
Nonrelated Party [Member] | First Convertible Eagle Vision Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date				Nov. 30, 2022
Conversion price				$ 4.125
Proceeds from public offering				$ 5,000,000
Interest rate				5.00%
Principal amount	$ 700,000			$ 350,000
Interest expense	$ 44,590
Converted into shares of common stock	180,508
Interest rate				18.00%
Total proceeds				$ 10,000,000
Nonrelated Party [Member] | Fifty-two Individual Convertible Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Total proceeds												$ 2,143,591
Proceeds from public offering					$ 5,000,000
Interest rate												5.00%
Principal amount	$ 2,123,591				20,000
Interest expense	$ 290,047				$ 3,586
Converted into shares of common stock	695,655
Total proceeds												$ 5,000,000
Closing sale of stock												1,000,000
Qualified financing dividing share amount												$ 7,000,000
Nonrelated Party [Member] | Fourty Six of Convertible Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion price												$ 2.05
Principal amount												$ 1,788,591
Nonrelated Party [Member] | Six of Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion price												$ 4.125
Principal amount												$ 355,000